SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Events After Reporting Period [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTOn January 1, 2022, the Company established a new entity in the U.S. to consolidate its U.S. wealth management acquisitions, CI Private Wealth U.S., LLC. This new entity will operate as a partnership where CI will be the majority owner with the minority owners being the senior leaders and financial advisors from its wealth management acquisitions. The Company acquired the remaining stakes in the wealth management businesses it did not fully own on January 1, 2022 in exchange for a redeemable interest in the new entity. Approximately $374,438 of acquisition related liabilities were settled through the exchange for redeemable interests in CI Private Wealth.